Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 463,561,356.38
Previously Paid Amount	0.00
Total Fee Amount	64,017.82
Total Offset Amount	0.00
Net Fee	$ 64,017.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A